UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS — 0.8%
$272,676	Dell International LLC 4.250% (US LIBOR+175 basis points), 9/7/2021[1,2]	$272,111
173,333	HCA, Inc. 3.999% (US LIBOR+150 basis points), 6/10/2020[1,2]	172,972
	Total Bank Loans
	(Cost $445,379)	445,083
	BONDS — 79.2%
	ASSET-BACKED SECURITIES — 34.5%
	Ally Auto Receivables Trust
229,368	Series 2017-3, Class A3, 1.740%, 9/15/2021[3]	228,234
140,000	Series 2017-4, Class A3, 1.750%, 12/15/2021[3]	139,158
250,000	ALM VII Ltd. Series 2012-7A, Class A1R, 4.267% (LIBOR 3 Month+148 basis points), 10/15/2028[2,3,4]	250,600
500,000	ALM VIII Ltd. Series 2013-8A, Class A1R, 4.277% (LIBOR 3 Month+149 basis points), 10/15/2028[2,3,4]	500,300
250,000	Apidos CLO XI Series 2012-11A, Class DR, 6.823% (LIBOR 3 Month+405 basis points), 1/17/2028[2,3,4]	250,275
	Benefit Street Partners CLO IV Ltd.
600,000	Series 2014-IVA, Class A1R, 4.251% (LIBOR 3 Month+149 basis points), 1/20/2029[2,3,4]	600,240
925,000	Series 2014-IVA, Class BR, 5.661% (LIBOR 3 Month+290 basis points), 1/20/2029[2,3,4]	925,370
350,000	Series 2014-IVA, Class CR, 6.811% (LIBOR 3 Month+405 basis points), 1/20/2029[2,3,4]	350,140
250,000	Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class BR, 4.330% (LIBOR 3 Month+155 basis points), 7/18/2027[2,3,4]	245,950
250,000	BlueMountain CLO Ltd. Series 2015-1A, Class A1R, 4.127% (LIBOR 3 Month+133 basis points), 4/13/2027[2,3,4]	250,250
	BMW Vehicle Lease Trust
475,000	Series 2017-2, Class A3, 2.070%, 10/20/2020[3]	473,785
215,000	Series 2019-1, Class A2, 2.790%, 3/22/2021[3]	215,239
	CarMax Auto Owner Trust
188,539	Series 2016-4, Class A3, 1.400%, 8/15/2021[3]	187,167
450,000	Series 2018-4, Class A2A, 3.110%, 2/15/2022[3]	451,404
140,000	Series 2017-3, Class A3, 1.970%, 4/15/2022[3]	139,123
250,000	Carvana Auto Receivables Trust Series 2019-1A, Class A2, 3.010%, 10/15/2021[3,4]	249,993

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$575,000	Chase Issuance Trust Series 2016-A2, Class A, 1.370%, 6/15/2021[3]	$573,501
200,000	Citibank Credit Card Issuance Trust Series 2017-A9, Class A9, 1.800%, 9/20/2021[3]	199,220
	CNH Equipment Trust
96,296	Series 2018-B, Class A1, 2.470%, 10/15/2019[3]	96,282
101,742	Series 2017-C, Class A2, 1.840%, 3/15/2021[3]	101,462
122,787	Series 2018-A, Class A2, 2.780%, 8/16/2021[3]	122,962
115,000	Series 2018-B, Class A2, 2.930%, 12/15/2021[3]	115,178
178,981	Dell Equipment Finance Trust Series 2018-1, Class A2B, 2.791% (LIBOR 1 Month+30 basis points), 10/22/2020[2,3,4]	179,003
	DLL LLC
9,993	Series 2018-ST2, Class A1, 2.714%, 11/20/2019[3,4]	9,992
280,000	Series 2018-ST2, Class A2, 3.140%, 10/20/2020[3,4]	279,965
250,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class CRR, 4.637% (LIBOR 3 Month+185 basis points), 10/15/2027[2,3,4]	247,500
750,000	Emerson Park CLO Ltd. Series 2013-1A, Class C1R, 4.937% (LIBOR 3 Month+215 basis points), 7/15/2025[2,3,4]	750,900
	Engs Commercial Finance Trust
141,179	Series 2018-1A, Class A1, 2.970%, 2/22/2021[3,4]	141,162
275,566	Series 2016-1A, Class A2, 2.630%, 2/22/2022[3,4]	274,855
	Enterprise Fleet Financing LLC
67,173	Series 2018-2, Class A1, 2.550%, 8/20/2019[3,4]	67,148
434,719	Series 2016-2, Class A2, 1.740%, 2/22/2022[3,4]	433,728
	Ford Credit Auto Lease Trust
54,609	Series 2018-B, Class A1, 2.452%, 10/15/2019[3]	54,600
116,000	Series 2018-B, Class A2B, 2.644% (LIBOR 1 Month+16 basis points), 4/15/2021[2,3]	115,879
58,000	Series 2018-B, Class A2A, 2.930%, 4/15/2021[3]	58,072
	Ford Credit Auto Owner Trust
59,530	Series 2015-B, Class A4, 1.580%, 8/15/2020[3]	59,481
130,272	Series 2017-C, Class A2A, 1.800%, 9/15/2020[3]	130,243
200,000	Series 2018-B, Class A2A, 2.960%, 9/15/2021[3]	200,341
500,000	Series 2014-1, Class A, 2.260%, 11/15/2025[3,4]	499,758
	GM Financial Automobile Leasing Trust
84,403	Series 2018-3, Class A2B, 2.658% (LIBOR 1 Month+17 basis points), 9/21/2020[2,3]	84,390
56,923	Series 2018-3, Class A2A, 2.890%, 9/21/2020[3]	56,977
150,000	Series 2019-1, Class A2A, 2.910%, 4/20/2021[3]	150,207

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	GM Financial Consumer Automobile Receivables Trust
$195,168	Series 2018-2, Class A2A, 2.550%, 5/17/2021[3]	$194,977
150,000	Series 2017-3A, Class A3, 1.970%, 5/16/2022[3,4]	148,885
	Honda Auto Receivables Owner Trust
66,551	Series 2016-2, Class A3, 1.390%, 4/15/2020[3]	66,435
115,154	Series 2016-3, Class A3, 1.160%, 5/18/2020[3]	114,783
500,000	Series 2019-1, Class A2, 2.750%, 9/20/2021[3]	500,549
33,219	Huntington Auto Trust Series 2016-1, Class A3, 1.590%, 11/16/2020[3]	33,150
	Hyundai Auto Lease Securitization Trust
143,470	Series 2017-C, Class A2A, 1.890%, 3/16/2020[3,4]	143,315
249,133	Series 2017-A, Class A3, 1.880%, 8/17/2020[3,4]	248,838
	Hyundai Auto Receivables Trust
66,492	Series 2015-B, Class A4, 1.480%, 6/15/2021[3]	66,454
510,000	Series 2015-C, Class B, 2.150%, 11/15/2021[3]	508,601
100,000	Series 2015-B, Class C, 2.300%, 7/15/2022[3]	99,772
500,000	LCM XXIV Ltd. Series 24A, Class C, 5.011% (LIBOR 3 Month+225 basis points), 3/20/2030[2,3,4]	494,450
250,000	Madison Park Funding XXI Ltd. Series 2016-21A, Class A1, 4.301% (LIBOR 3 Month+153 basis points), 7/25/2029[2,3,4]	250,325
500,000	Madison Park Funding XXII Ltd. Series 2016-22A, Class B, 4.571% (LIBOR 3 Month+180 basis points), 10/25/2029[2,3,4]	501,550
	Mercedes-Benz Auto Lease Trust
96,910	Series 2018-A, Class A2, 2.200%, 4/15/2020[3]	96,842
90,000	Series 2019-A, Class A2, 3.010%, 2/16/2021[3]	90,206
250,000	Mill Creek II CLO Ltd. Series 2016-1A, Class B, 5.261% (LIBOR 3 Month+250 basis points), 4/20/2028[2,3,4]	250,175
119,350	MMAF Equipment Finance LLC Series 2014-AA, Class A4, 1.590%, 2/8/2022[3,4]	118,605
28,245	Nationstar HECM Loan Trust Series 2017-2A, Class A1, 2.038%, 9/25/2027[3,4,5]	27,971
	Nissan Auto Receivables Owner Trust
85,485	Series 2015-C, Class A3, 1.370%, 5/15/2020[3]	85,377
151,424	Series 2016-A, Class A3, 1.340%, 10/15/2020[3]	151,022
250,000	OZLM XV Ltd. Series 2016-15A, Class B, 5.461% (LIBOR 3 Month+270 basis points), 1/20/2029[2,3,4]	249,850

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$400,000	Regatta Funding LP Series 2013-2A, Class BR, 5.687% (LIBOR 3 Month+290 basis points), 1/15/2029[2,3,4]	$400,120
531,000	SBA Tower Trust Series 2014-1A, Class C, 2.898%, 10/15/2044[3,4,6]	530,456
1,060,072	Thacher Park CLO Ltd. Series 2014-1A, Class AR, 3.921% (LIBOR 3 Month+116 basis points), 10/20/2026[2,3,4]	1,061,874
250,000	TICP CLO VI Ltd. Series 2016-6A, Class B, 4.847% (LIBOR 3 Month+206 basis points), 1/15/2029[2,3,4]	250,100
122,622	Verizon Owner Trust Series 2016-2A, Class A, 1.680%, 5/20/2021[3,4]	122,187
250,000	West CLO Ltd. Series 2014-2A, Class A1AR, 3.649% (LIBOR 3 Month+87 basis points), 1/16/2027[2,3,4]	249,125
	World Omni Auto Receivables Trust
325,000	Series 2018-D, Class A2A, 3.010%, 4/15/2022[3]	325,966
410,839	Series 2017-A, Class A3, 1.930%, 9/15/2022[3]	408,788
	World Omni Automobile Lease Securitization Trust
185,166	Series 2018-B, Class A2B, 2.664% (LIBOR 1 Month+18 basis points), 6/15/2021[2,3]	185,121
71,218	Series 2018-B, Class A2A, 2.960%, 6/15/2021[3]	71,321
180,922	Series 2016-A, Class A4, 1.610%, 1/15/2022[3]	180,841
	Total Asset-Backed Securities
	(Cost $18,708,513)	18,688,065
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
	Citigroup Commercial Mortgage Trust
300,000	Series 2018-TBR, Class A, 3.314% (LIBOR 1 Month+83 basis points), 12/15/2036[2,3,4]	298,300
300,000	Series 2019-SST2, Class A, 3.404% (LIBOR 1 Month+92 basis points), 12/15/2036[2,3,4]	298,994
	COMM Mortgage Trust
24,423	Series 2014-FL5, Class B, 3.875% (LIBOR 1 Month+215 basis points), 10/15/2031[2,3,4]	24,407
500,000	Series 2014-TWC, Class B, 4.099% (LIBOR 1 Month+160 basis points), 2/13/2032[2,3,4]	500,410
	Government National Mortgage Association
372,009	Series 2013-179, Class A, 1.800%, 7/16/2037[3]	363,334
118,002	Series 2013-12, Class A, 1.410%, 10/16/2042[3]	113,402

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$250,000	Hilton Orlando Trust Series 2018-ORL, Class B, 3.534% (LIBOR 1 Month+105 basis points), 12/15/2034[2,4]	$248,822
415,000	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2017-MAUI, Class B, 3.493% (LIBOR 1 Month+100 basis points), 7/15/2034[2,4]	414,533
500,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A, 3.834% (LIBOR 1 Month+135 basis points), 6/15/2029[2,4]	500,404
	Total Commercial Mortgage-Backed Securities
	(Cost $2,776,314)	2,762,606
	CORPORATE — 26.1%
	COMMUNICATIONS — 2.1%
275,000	AT&T, Inc. 3.437% (LIBOR 3 Month+65 basis points), 1/15/2020[2]	275,965
265,000	Comcast Corp. 3.127% (LIBOR 3 Month+33 basis points), 10/1/2020[2]	265,364
325,000	Interpublic Group of Cos., Inc. 3.500%, 10/1/2020	327,960
250,000	Verizon Communications, Inc. 2.625%, 2/21/2020	249,936
		1,119,225
	CONSUMER, CYCLICAL — 3.3%
325,000	American Honda Finance Corp. 2.000%, 2/14/2020	323,283
170,000	BMW U.S. Capital LLC 3.188% (LIBOR 3 Month+50 basis points), 8/13/2021[2,4]	169,705
275,000	Daimler Finance North America LLC 3.371% (LIBOR 3 Month+62 basis points), 10/30/2019[2,4]	275,520
50,000	Dollar Tree, Inc. 3.473% (LIBOR 3 Month+70 basis points), 4/17/2020[2,3]	50,011
75,000	Hyundai Capital America 3.744% (LIBOR 3 Month+94 basis points), 7/8/2021[2,4]	75,014
	Nissan Motor Acceptance Corp.
250,000	3.187% (LIBOR 3 Month+39 basis points), 7/13/2020[2,4]	249,087
85,000	3.243% (LIBOR 3 Month+63 basis points), 9/21/2021[2,4]	84,199
200,000	Starbucks Corp. 2.100%, 2/4/2021[3]	198,293
75,000	Toyota Motor Credit Corp. 3.050%, 1/8/2021	75,670

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$260,000	Volkswagen Group of America Finance LLC 3.875%, 11/13/2020[4]	$263,329
		1,764,111
	CONSUMER, NON-CYCLICAL — 3.2%
250,000	Amgen, Inc. 2.125%, 5/1/2020[3]	249,115
325,000	Anthem, Inc. 4.350%, 8/15/2020	331,682
250,000	BAT Capital Corp. 3.283% (LIBOR 3 Month+59 basis points), 8/14/2020[2]	249,511
275,000	Cardinal Health, Inc. 4.625%, 12/15/2020	282,890
250,000	Conagra Brands, Inc. 3.297% (LIBOR 3 Month+50 basis points), 10/9/2020[2]	248,763
60,000	McKesson Corp. 3.650%, 11/30/2020	60,756
250,000	Mondelez International Holdings Netherlands B.V. 3.375% (LIBOR 3 Month+61 basis points), 10/28/2019[2,4,7]	250,544
50,000	UnitedHealth Group, Inc. 2.871% (LIBOR 3 Month+26 basis points), 6/15/2021[2]	49,977
		1,723,238
	ENERGY — 1.9%
279,000	BP Capital Markets PLC 1.676%, 5/3/2019[7]	278,758
250,000	Enbridge, Inc. 3.311% (LIBOR 3 Month+70 basis points), 6/15/2020[2,7]	250,260
250,000	Kinder Morgan Energy Partners LP 6.850%, 2/15/2020	258,137
250,000	Spectra Energy Partners LP 3.299% (LIBOR 3 Month+70 basis points), 6/5/2020[2]	250,080
		1,037,235
	FINANCIAL — 7.9%
250,000	Air Lease Corp. 3.500%, 1/15/2022	252,478
	American Express Co.
206,000	3.081% (LIBOR 3 Month+33 basis points), 10/30/2020[2,3]	206,028
250,000	3.000%, 2/22/2021[3]	251,377
275,000	BB&T Corp. 2.450%, 1/15/2020[3]	274,515

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$325,000	Berkshire Hathaway Finance Corp. 3.000%, 5/15/2022	$330,645
250,000	Capital One Financial Corp. 2.500%, 5/12/2020[3]	249,275
325,000	Citigroup, Inc. 2.450%, 1/10/2020[3]	324,352
325,000	Credit Suisse Group Funding Guernsey Ltd. 2.750%, 3/26/2020[7]	324,657
40,000	Goldman Sachs Bank USA/New York NY 3.200%, 6/5/2020	40,259
250,000	Goldman Sachs Group, Inc. 3.408% (LIBOR 3 Month+80 basis points), 12/13/2019[2]	250,999
335,000	HCP, Inc. 2.625%, 2/1/2020[3]	334,252
325,000	International Lease Finance Corp. 5.875%, 4/1/2019	325,000
	JPMorgan Chase Bank N.A.
125,000	2.856% (LIBOR 3 Month+23 basis points), 9/1/2020[2,3]	125,110
300,000	3.026% (LIBOR 3 Month+29 basis points), 2/1/2021[2,3]	300,177
250,000	Marsh & McLennan Cos., Inc. 2.350%, 9/10/2019[3]	249,713
100,000	Mitsubishi UFJ Financial Group, Inc. 2.190%, 9/13/2021[7]	98,306
250,000	PNC Bank N.A. 3.011% (LIBOR 3 Month+25 basis points), 1/22/2021[2]	249,847
65,000	Toronto-Dominion Bank 2.875% (LIBOR 3 Month+26 basis points), 9/17/2020[2,7]	65,079
40,000	Western Union Co. 3.463% (LIBOR 3 Month+80 basis points), 5/22/2019[2]	40,013
		4,292,082
	INDUSTRIAL — 2.7%
	Caterpillar Financial Services Corp.
250,000	2.000%, 3/5/2020	248,575
70,000	2.864% (LIBOR 3 Month+18 basis points), 5/15/2020[2]	70,011
75,000	2.887% (LIBOR 3 Month+28 basis points), 9/7/2021[2]	74,926
250,000	FedEx Corp. 3.400%, 1/14/2022	253,526
290,000	Norfolk Southern Corp. 5.900%, 6/15/2019	291,799
250,000	Textron, Inc. 3.247% (LIBOR 3 Month+55 basis points), 11/10/2020[2,3]	248,999

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
$250,000	Vulcan Materials Co. 3.211% (LIBOR 3 Month+60 basis points), 6/15/2020[2]	$249,691
		1,437,527
	TECHNOLOGY — 0.9%
325,000	Fiserv, Inc. 2.700%, 6/1/2020[3]	324,716
30,000	Hewlett Packard Enterprise Co. 3.515% (LIBOR 3 Month+72 basis points), 10/5/2021[2,3]	29,899
150,000	IBM Credit LLC 1.800%, 1/20/2021	147,789
		502,404
	UTILITIES — 4.1%
285,000	Ameren Corp. 2.700%, 11/15/2020[3]	283,867
360,000	Berkshire Hathaway Energy Co. 2.375%, 1/15/2021	358,629
225,000	Consolidated Edison Co. of New York, Inc. 3.002% (LIBOR 3 Month+40 basis points), 6/25/2021[2]	224,743
250,000	Dominion Energy, Inc. 2.579%, 7/1/2020	248,693
275,000	Duke Energy Corp. 5.050%, 9/15/2019	277,541
300,000	Georgia Power Co. 2.000%, 3/30/2020	297,761
300,000	Sempra Energy 3.061% (LIBOR 3 Month+45 basis points), 3/15/2021[2]	297,325
250,000	Southern Co. 3.503% (LIBOR 3 Month+70 basis points), 9/30/2020[2,3,4]	250,241
		2,238,800
	Total Corporate
	(Cost $14,075,432)	14,114,622
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.7%
150,000	Bunker Hill Loan Depositary Trust Series 2019-1, Class A1, 3.613%, 10/26/2048[3,4,6]	149,999
126,983	Colony Starwood Homes Trust Series 2016-2A, Class A, 3.734% (LIBOR 1 Month+125 basis points), 12/17/2033[2,3,4]	127,099
453,764	COLT Mortgage Loan Trust Series 2018-1, Class A1, 2.930%, 2/25/2048[3,4,5]	453,072

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
$138,642	CSMC Trust Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[3,4,5]	$138,416
234,977	Fannie Mae Connecticut Avenue Securities Series 2016-C03, Class 1M1, 4.486% (LIBOR 1 Month+200 basis points), 10/25/2028[2,3]	236,817
	FDIC Guaranteed Notes Trust
61,452	Series 2010-S4, Class A, 3.229% (LIBOR 1 Month+72 basis points), 12/4/2020[2,3,4]	61,545
76,083	Series 2010-S2, Class 1A, 2.999% (LIBOR 1 Month+50 basis points), 11/29/2037[2,3,4]	76,009
162,988	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[3,4]	162,222
74,528	FDIC Trust Series 2013-R2, Class A, 1.250%, 3/25/2033[3,4]	73,091
	Freddie Mac REMICS
95,017	Series 4002, Class DB, 2.000%, 3/15/2030	94,447
173,887	Series 4235, Class AB, 2.000%, 1/15/2034	173,304
228,621	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M2, 3.786% (LIBOR 1 Month+130 basis points), 3/25/2029[2,3]	229,808
145,641	Invitation Homes Trust Series 2017-SFR2, Class A, 3.332% (LIBOR 1 Month+85 basis points), 12/17/2036[2,4]	145,227
252,034	Nationstar HECM Loan Trust Series 2018-3A, Class A, 3.555%, 11/25/2028[3,4,5]	252,428
151,159	NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A, 2.892% (LIBOR 1 Month+40 basis points), 3/11/2020[2,3]	151,530
125,000	New Residential Mortgage Loan Trust Series 2019-NQM2, Class A1, 3.600%, 4/25/2049[3,4,5]	125,807
245,877	Towd Point Mortgage Trust Series 2019-HY1, Class A1, 3.486% (LIBOR 1 Month+100 basis points), 10/25/2048[2,3,4]	246,491
200,000	Verus Securitization Trust Series 2019-INV1, Class A1, 3.402%, 12/25/2059[3,4,5]	199,999
	Total Residential Mortgage-Backed Securities
	(Cost $3,099,460)	3,097,311
	U.S. GOVERNMENT — 7.8%
4,250,000	United States Treasury Bill 2.371%, 6/20/2019	4,227,717
	Total U.S. Government
	(Cost $4,227,486)	4,227,717

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
	Total Bonds
	(Cost $42,887,205)	$42,890,321
	COMMERCIAL PAPER — 21.6%
	AstraZeneca PLC
$300,000	2.660%, 4/30/2019	299,297
500,000	2.850%, 6/24/2019	496,647
500,000	AT&T, Inc. 2.700%, 5/28/2019	497,629
500,000	Bell Canada 2.820%, 7/3/2019	496,271
250,000	Campbell Soup Co. 3.050%, 6/5/2019	248,673
	CenterPoint Energy
521,000	2.730%, 4/8/2019	520,622
400,000	2.770%, 4/22/2019	399,285
500,000	CNH Industrial Capital LLC 2.800%, 4/5/2019	499,710
300,000	Constellation Brands 2.850%, 4/11/2019	299,675
300,000	Enbridge Energy Partners LP 2.800%, 4/8/2019	299,779
500,000	Entergy Corp. 2.850%, 6/6/2019	497,239
400,000	FMC Technology 2.850%, 6/12/2019	397,646
500,000	Ford Motor Credit Co. 3.470%, 4/4/2019	499,747
	Glencore Funding LLC
500,000	3.200%, 4/17/2019	499,285
500,000	3.230%, 6/3/2019	497,451
300,000	Hyundai Capital 2.730%, 5/23/2019	298,725
400,000	Lowe's Companies, Inc. 2.650%, 4/8/2019	399,706
400,000	Marriott International, Inc. 2.760%, 4/12/2019	399,586
300,000	Molson Coors Brewing Company 2.920%, 5/13/2019	298,967
500,000	Mondelez International Holdings Netherlands B.V. 2.670%, 4/17/2019	499,288
500,000	Moody's Corp. 2.800%, 5/22/2019	497,911

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$300,000	NextEra Energy, Inc. 2.710%, 4/22/2019	$299,456
400,000	Oglethorpe Power Corporation 2.750%, 4/25/2019	399,190
650,000	TransCanada Corporation 2.900%, 4/9/2019	649,473
400,000	UnitedHealth Group, Inc. 2.720%, 6/11/2019	397,785
	VW Credit, Inc.
300,000	2.730%, 4/15/2019	299,620
500,000	2.840%, 7/8/2019	495,970
300,000	Waste Management, Inc. 2.720%, 4/15/2019	299,621
	Total Commercial Paper
	(Cost $11,686,223)	11,684,254

Number of Shares
	SHORT-TERM INVESTMENTS — 0.2%
4,186	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.246%[8,9]	4,186
84,982	Federated Treasury Obligations Fund - Institutional Class, 2.256%[9]	84,982
	Total Short-Term Investments
	(Cost $89,168)	89,168
	TOTAL INVESTMENTS — 101.8%
	(Cost $55,107,975)	55,108,826
	Liabilities in Excess of Other Assets — (1.8)%	(954,445)
	TOTAL NET ASSETS — 100.0%	$54,154,381

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Floating rate security.
[3]	Callable.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $17,669,868 which represents 32.63% of Net Assets.
[5]	Variable rate security.
[6]	Step rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	All or a portion of this security is segregated as collateral for securities sold short.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 – Organization

Palmer Square Ultra-Short Duration Investment Grade Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund commenced investment operations on October 7, 2016.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Bank Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(e) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At March 31, 2019, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$55,108,289

Gross unrealized appreciation	$83,043
Gross unrealized depreciation	(82,506)

Net unrealized appreciation on investments	$537

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$445,083	$-	$445,083
Bonds
Asset-Backed Securities	-	18,688,065	-	18,688,065
Commercial Mortgage-Backed Securities	-	2,762,606	-	2,762,606
Corporate**	-	14,114,622	-	14,114,622
Residential Mortgage-Backed Securities	-	3,097,311	-	3,097,311
U.S. Government	-	4,227,717	-	4,227,717
Commercial Paper	-	11,684,254	-	11,684,254
Short-Term Investments	89,168	-	-	89,168
Total Assets	$89,168	$55,019,658	$-	$55,108,826

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/30/2019

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/30/2019